Capital management (Details)	12 Months Ended
Dec. 31, 2023
From July 2023 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	6.75%
Full Year 2024 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	8.75%
Full Year 2025 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	10.50%
Prudential Adjustments [Member] | From July 2023 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	30.00%
Prudential Adjustments [Member] | Full Year 2024 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	60.00%
Prudential Adjustments [Member] | Full Year 2025 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	100.00%
Tier 1 Capital [Member] | From July 2023 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	5.50%
Tier 1 Capital [Member] | Full Year 2024 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	6.00%
Tier 1 Capital [Member] | Full Year 2025 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	6.00%
Minimum Requirement [Member] | From July 2023 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	6.75%
Minimum Requirement [Member] | Full Year 2024 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	7.50%
Minimum Requirement [Member] | Full Year 2025 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	8.00%
Conservation Capital Buffer [Member] | From July 2023 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	0.00%
Conservation Capital Buffer [Member] | Full Year 2024 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	1.25%
Conservation Capital Buffer [Member] | Full Year 2025 [Member]
IfrsStatementLineItems [Line Items]
Total requirements	2.50%